Share-Based Compensation - Summary of Compensation Expenses Recognized for Share-based Compensation Granted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 20,942,224	$ 7,030,846	$ 7,456,800
Cost of Revenues
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	27,932	548,762
Selling and Marketing Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	255,325	1,767,234
Research and Development Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	353,116	2,308,520
General and Administrative Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 20,305,851	$ 2,406,330	$ 7,456,800